STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		31 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012
Net Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
General and Administrative Expenses
Legal and professional expenses	2,480	2,000	7,403	5,500	39,696
Business Taxes and Licenses	0	0	1,208	0	1,208
Office supplies	0	202	0	202	202
Bank service fees	1	54	1	54	128
Total general and administrative expenses	2,481	2,256	8,612	5,756	41,234
Operating loss	(2,481)	(2,256)	(8,612)	(5,756)	(41,234)
Gain on forgiveness of interest payable	0	0	24	0	24
Interest expense	0	(4)	(3)	(10)	(24)
Net Loss before Income Taxes	(2,481)	(2,260)	(8,591)	(5,766)	(41,234)
Income Tax Expense	0	0	0	0	0
Net Loss	$ (2,481)	$ (2,260)	$ (8,591)	$ (5,766)	$ (41,234)
Loss per common share - basic and diluted	$ 0	$ 0	$ 0	$ 0	$ 0
Weighted average shares outstanding, basic and diluted	6,600,000	6,600,000	6,600,000	6,600,000	6,600,000